ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2020	December 31, 2019
Operating accrued liabilities	$207	$237
Accounts payable	76	111
Interest payable on borrowings	71	73
Deferred consideration	39	60
LP Unitholders distributions, preferred limited partnership unit distributions and preferred dividends payable(1)	39	33
Current portion of lease liabilities	15	15
Other	77	61
	$524	$590

(1)	Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.